PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)

VY
®
Invesco
Equity and Income Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 62 .0%
Communication Services : 5 .5%
112,914
(1)
Alphabet, Inc. - Class A
$ 14,775,926
1 .5
19,647
(1)
Charter
Communications, Inc.
- Class A
8,641,143
0 .9
147,082  Comcast Corp. - Class
A
6,521,616
0 .7
24,795
(1)
Meta Platforms, Inc.
- Class A
7,443,707
0 .7
69,414
(1)
T-Mobile US, Inc.
9,721,431
1 .0
87,846
(1)
Walt Disney Co.
7,119,918
0 .7
54,223,741
5 .5
Consumer Discretionary : 3 .9%
82,845
(1)
Amazon.com, Inc.
10,531,256
1 .1
253,331
General Motors Co.
8,352,323
0 .9
45,465
Genuine Parts Co.
6,564,237
0 .7
133,488  Las Vegas Sands
Corp.
6,119,090
0 .6
71,113
TJX Cos., Inc.
6,320,524
0 .6
37,887,430
3 .9
Consumer Staples : 3 .9%
192,950
Diageo PLC
7,113,747
0 .7
205,749
Kraft Heinz Co.
6,921,397
0 .7
126,500  Philip Morris
International, Inc.
11,711,370
1 .2
109,657
Sysco Corp.
7,242,845
0 .7
139,536
(1)
US Foods Holding
Corp.
5,539,579
0 .6
38,528,938
3 .9
Energy : 6 .8%
30,633
Chevron Corp.
5,165,336
0 .5
150,665
ConocoPhillips
18,049,667
1 .9
142,796
Exxon Mobil Corp.
16,789,954
1 .7
58,574
Phillips 66
7,037,666
0 .7
39,731  Pioneer Natural
Resources Co.
9,120,251
0 .9
193,393
Shell PLC
6,129,478
0 .6
133,638
Suncor Energy, Inc.
4,595,789
0 .5
66,888,141
6 .8
Financials : 12 .2%
50,721
Allstate Corp.
5,650,827
0 .6
38,869
American Express Co.
5,798,866
0 .6
212,140  American International
Group, Inc.
12,855,684
1 .3
575,733
Bank of America Corp.
15,763,570
1 .6
125,720
Charles Schwab Corp.
6,902,028
0 .7
167,135  Citizens Financial
Group, Inc.
4,479,218
0 .5
80,501
(1)
Fiserv, Inc.
9,093,393
0 .9
31,626  Goldman Sachs
Group, Inc.
10,233,225
1 .0
153,824
KKR & Co., Inc.
9,475,558
1 .0
57,463  PNC Financial
Services Group, Inc.
7,054,732
0 .7
558,965
Wells Fargo & Co.
22,839,310
2 .3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
46,977  Willis Towers Watson
PLC
$ 9,816,314
1 .0
119,962,725
12 .2
Health Care : 10 .4%
191,932  Bristol-Myers Squibb
Co.
11,139,733
1 .1
154,878
(1)
Centene Corp.
10,667,997
1 .1
34,447
Cigna Group
9,854,253
1 .0
124,120
CVS Health Corp.
8,666,058
0 .9
10,620
Elevance Health, Inc.
4,624,161
0 .5
72,329  GE HealthCare
Technologies, Inc.
4,921,265
0 .5
283,390
GSK PLC
5,127,632
0 .5
79,785
Johnson & Johnson
12,426,514
1 .2
135,287
Medtronic PLC
10,601,089
1 .1
65,503
Merck & Co., Inc.
6,743,534
0 .7
145,576
Pfizer, Inc.
4,828,756
0 .5
85,380
Sanofi
9,167,701
0 .9
31,670  Universal Health
Services, Inc. - Class B
3,981,869
0 .4
102,750,562
10 .4
Industrials : 7 .8%
246,359
CSX Corp.
7,575,539
0 .8
63,181
Emerson Electric Co.
6,101,389
0 .6
29,221
FedEx Corp.
7,741,227
0 .8
75,601
Ferguson PLC
12,434,097
1 .3
210,325  Johnson Controls
International PLC
11,191,393
1 .1
29,787
Parker-Hannifin Corp.
11,602,632
1 .2
103,481  Raytheon Technologies
Corp.
7,447,528
0 .7
61,018  Stanley Black &
Decker, Inc.
5,099,884
0 .5
103,546
Textron, Inc.
8,091,085
0 .8
77,284,774
7 .8
Information Technology : 6 .6%
223,110
Cisco Systems, Inc.
11,994,393
1 .2
112,809  Cognizant Technology
Solutions Corp. - Class
A
7,641,682
0 .8
235,460
Intel Corp.
8,370,603
0 .8
9,414
Lam Research Corp.
5,900,413
0 .6
83,666  Micron Technology,
Inc.
5,691,798
0 .6
30,262  NXP Semiconductors
NV
6,049,979
0 .6
73,642
Oracle Corp.
7,800,161
0 .8
30,283
(1)
Salesforce, Inc.
6,140,787
0 .6
46,284
TE Connectivity Ltd.
5,717,462
0 .6
65,307,278
6 .6
Materials : 1 .6%
298,555
Barrick Gold Corp.
4,343,975
0 .4
91,763
Corteva, Inc.
4,694,595
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
89,787  DuPont de Nemours,
Inc.
$ 6,697,213
0 .7
15,735,783
1 .6
Real Estate : 1 .6%
214,432
(1)
CBRE Group, Inc.
- Class A
15,837,947
1 .6
Utilities : 1 .7%
77,489  American Electric
Power Co., Inc.
5,828,723
0 .6
148,112
Exelon Corp.
5,597,152
0 .6
144,652
FirstEnergy Corp.
4,944,205
0 .5
16,370,080
1 .7
Total Common Stock
(Cost $551,480,238)
610,777,399
62 .0
CONVERTIBLE BONDS/NOTES : 9 .5%
Communications : 2 .6%
5,066,000
(2)
Airbnb, Inc., 5.220%,
03/15/2026 4,470,745
0 .5
2,761,000
(3)
Cable One, Inc.,
1.125%,
03/15/2028 2,067,989
0 .2
5,339,000
(2)(3)
Cable One, Inc.,
8.250%,
03/15/2026 4,393,997
0 .5
3,035,000
(4)
Liberty Broadband
Corp., 3.125%,
03/31/2053 3,176,128
0 .3
2,950,000
(3)
Liberty Latin America
Ltd., 2.000%,
07/15/2024 2,787,750
0 .3
298,000  Liberty Media Corp.-
Liberty Formula One,
2.250%,
08/15/2027 291,444
0.0
1,577,000
(4)
Match Group
Financeco 2, Inc.,
0.875%,
06/15/2026 1,386,789
0 .1
1,560,000
(4)
Match Group
Financeco 3, Inc.,
2.000%,
01/15/2030 1,365,890
0 .1
3,298,000
(3)
Shopify, Inc., 0.125%,
11/01/2025 2,956,657
0 .3
3,226,000  Snap, Inc., 0.750%,
08/01/2026 2,838,074
0 .3
338,000  TripAdvisor, Inc.,
0.250%,
04/01/2026 287,300
0.0
26,022,763
2 .6
Consumer, Cyclical : 0 .2%
1,697,000
(3)
JetBlue Airways Corp.,
0.500%,
04/01/2026 1,320,436
0 .1
1,154,000  Spirit Airlines, Inc.,
1.000%,
05/15/2026 965,321
0 .1
2,285,757
0 .2
Consumer, Non-cyclical : 2 .6%
3,300,000  Alnylam
Pharmaceuticals, Inc.,
1.000%,
09/15/2027 3,060,750
0 .3
Shares Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
4,428,000  Block, Inc., 0.125%,
03/01/2025 $ 4,131,324
0 .4
4,845,000  Halozyme
Therapeutics, Inc.,
0.250%,
03/01/2027 4,112,436
0 .4
560,000  Halozyme
Therapeutics, Inc.,
1.000%,
08/15/2028 525,700
0 .1
4,310,000  Integra LifeSciences
Holdings Corp.,
0.500%,
08/15/2025 3,952,270
0 .4
1,699,000
(3)
Jazz Investments
I Ltd., 2.000%,
06/15/2026 1,738,289
0 .2
586,000
(4)
Lantheus Holdings,
Inc., 2.625%,
12/15/2027 682,338
0 .1
2,257,000  Neurocrine
Biosciences, Inc.,
2.250%,
05/15/2024 3,370,830
0 .3
3,240,000  Pacira BioSciences,
Inc., 0.750%,
08/01/2025 2,930,175
0 .3
1,264,000
(4)
Tandem Diabetes
Care, Inc., 1.500%,
05/01/2025 1,201,888
0 .1
25,706,000
2 .6
Energy : 0 .2%
1,995,000
(4)
Northern Oil and
Gas, Inc., 3.625%,
04/15/2029 2,474,378
0 .2
Financial : 0 .2%
1,576,000
(4)
Welltower OP LLC,
2.750%,
05/15/2028 1,616,244
0 .2
Industrial : 0 .3%
3,162,000  John Bean
Technologies Corp.,
0.250%,
05/15/2026 2,852,124
0 .3
Technology : 2 .5%
5,205,000
(2)
Dropbox, Inc., 2.280%,
03/01/2026 4,929,135
0 .5
6,383,000
(3)
Microchip Technology,
Inc., 0.125%,
11/15/2024 6,734,065
0 .7
850,000
(4)
NextGen Healthcare,
Inc., 3.750%,
11/15/2027 953,615
0 .1
7,770,000
(3)
Splunk, Inc., 1.125%,
06/15/2027 7,369,845
0 .7
3,012,000  Western Digital Corp.,
1.500%,
02/01/2024 2,975,856
0 .3
2,228,000
(3)(4)
Wolfspeed, Inc.,
1.875%,
12/01/2029 1,460,454
0 .2
24,422,970
2 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CONVERTIBLE BONDS/NOTES: (continued)
Utilities : 0 .9%
4,485,000
(4)
FirstEnergy Corp.,
4.000%,
05/01/2026 $ 4,339,237
0 .5
4,571,000
(4)
PPL Capital Funding,
Inc., 2.875%,
03/15/2028 4,182,465
0 .4
8,521,702
0 .9
Total Convertible
Bonds/Notes
(Cost $96,934,733)
93,901,938
9 .5
CORPORATE BONDS/NOTES : 12 .5%
Basic Materials : 0 .1%
195,000  International Paper
Co., 6.000%,
11/15/2041 187,720
0.0
441,000
(4)
LYB Finance Co. BV,
8.100%,
03/15/2027 468,063
0 .1
150,000  Rio Tinto Finance
USA Ltd., 7.125%,
07/15/2028 161,085
0.0
211,000  Sherwin-Williams Co.,
4.500%,
06/01/2047 169,050
0.0
985,918
0 .1
Communications : 1 .4%
1,602,000  Amazon.com, Inc.,
2.875%,
05/12/2041 1,132,915
0 .1
455,000  America Movil SAB
de CV, 4.375%,
07/16/2042 367,324
0.0
125,000  AT&T, Inc., 3.500%,
09/15/2053 77,300
0.0
334,000  AT&T, Inc., 3.550%,
09/15/2055 204,671
0.0
533,000  AT&T, Inc., 4.300%,
02/15/2030 485,519
0 .1
559,000  Charter
Communications
Operating
LLC / Charter
Communications
Operating Capital,
4.908%,
07/23/2025 546,411
0 .1
171,000  Comcast Corp.,
2.887%,
11/01/2051 100,857
0.0
283,000  Comcast Corp.,
2.937%,
11/01/2056 160,971
0.0
1,119,000  Comcast Corp.,
3.150%,
03/01/2026 1,062,909
0 .1
910,000  Comcast Corp.,
3.900%,
03/01/2038 744,035
0 .1
1,055,000  Comcast Corp.,
4.150%,
10/15/2028 999,760
0 .1
188,000
(4)
Cox Communications,
Inc., 2.950%,
10/01/2050 103,898
0.0
373,000
(3)
Discovery
Communications LLC,
4.900%,
03/11/2026 364,175
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,307,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 $ 1,238,034
0 .1
559,000  Omnicom Group, Inc. /
Omnicom Capital, Inc.,
3.600%,
04/15/2026 531,157
0 .1
373,000  Paramount Global,
4.000%,
01/15/2026 353,283
0.0
910,000  Rogers
Communications, Inc.,
4.300%,
02/15/2048 638,286
0 .1
415,000  Rogers
Communications, Inc.,
4.500%,
03/15/2043 313,477
0.0
390,000  Telefonica Emisiones
SA, 4.665%,
03/06/2038 313,724
0.0
860,000  Telefonica Emisiones
SA, 5.213%,
03/08/2047 685,773
0 .1
1,025,000  T-Mobile USA, Inc.,
2.700%,
03/15/2032 802,185
0 .1
714,000  T-Mobile USA, Inc.,
3.400%,
10/15/2052 446,383
0 .1
284,000  T-Mobile USA, Inc.,
6.000%,
06/15/2054 270,899
0.0
373,000  TWDC Enterprises
18 Corp., 3.000%,
02/13/2026 352,850
0.0
1,305,000  Verizon
Communications, Inc.,
3.376%,
02/15/2025 1,263,199
0 .1
539,000  Verizon
Communications, Inc.,
3.400%,
03/22/2041 382,381
0 .1
13,942,376
1 .4
Consumer, Cyclical : 0 .9%
416,521  American Airlines Pass
Through Trust 2014-1,
A, 3.700%,
04/01/2028 380,470
0.0
1,705,000  Dollar General Corp.,
4.250%,
09/20/2024 1,676,150
0 .2
563,000  General Motors Co.,
6.600%,
04/01/2036 547,580
0.0
713,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 696,804
0 .1
546,000  Honda Motor Co. Ltd.,
2.967%,
03/10/2032 459,985
0.0
473,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 349,279
0.0
740,000  Starbucks Corp.,
3.550%,
08/15/2029 669,927
0 .1
203,125  United Airlines Pass
Through Trust 2012-1,
A, 4.150%,
10/11/2025 200,426
0.0
489,701  United Airlines Pass
Through Trust 2014-2,
A, 3.750%,
03/03/2028 458,576
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
455,729  United Airlines
Pass Through Trust
2018-1, AA, 3.500%,
09/01/2031 $ 404,892
0.0
737,000  Walgreens Boots
Alliance, Inc., 4.500%,
11/18/2034 613,947
0 .1
1,640,000  Warnermedia
Holdings, Inc., 3.788%,
03/15/2025 1,584,123
0 .2
796,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 616,059
0 .1
989,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 735,457
0 .1
9,393,675
0 .9
Consumer, Non-cyclical : 1 .4%
1,299,000  AbbVie, Inc., 4.050%,
11/21/2039 1,063,381
0 .1
1,137,000  AbbVie, Inc., 4.500%,
05/14/2035 1,028,000
0 .1
185,000  AbbVie, Inc., 4.850%,
06/15/2044 160,640
0.0
1,273,000  Altria Group, Inc.,
5.800%,
02/14/2039 1,181,100
0 .1
695,000  Amgen, Inc., 5.250%,
03/02/2025 689,965
0 .1
1,475,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.700%,
02/01/2036 1,352,789
0 .1
216,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 188,390
0.0
498,000
(4)
Bayer US Finance
II LLC, 4.375%,
12/15/2028 463,060
0 .1
218,000  Becton Dickinson
& Co., 4.875%,
05/15/2044 174,972
0.0
654,000  Bristol-Myers
Squibb Co., 4.125%,
06/15/2039 545,825
0 .1
107,000  Cigna Group, 4.800%,
08/15/2038 94,336
0.0
620,000  CVS Health Corp.,
3.375%,
08/12/2024 606,561
0 .1
308,443  CVS Pass-Through
Trust, 6.036%,
12/10/2028 305,271
0.0
80,000  GlaxoSmithKline
Capital, Inc., 6.375%,
05/15/2038 86,909
0.0
300,000  Haleon US Capital
LLC, 4.000%,
03/24/2052 222,633
0.0
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,232,000
(4)
Heineken NV, 3.500%,
01/29/2028 $ 1,148,348
0 .1
240,000  Ingredion, Inc.,
6.625%,
04/15/2037 240,719
0.0
619,000
(4)
Kenvue, Inc., 5.050%,
03/22/2053 562,845
0 .1
423,000  Laboratory Corp. of
America Holdings,
4.700%,
02/01/2045 345,164
0.0
92,000  Mead Johnson
Nutrition Co., 4.125%,
11/15/2025 89,162
0.0
413,000  Medtronic, Inc.,
4.375%,
03/15/2035 374,384
0.0
513,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 386,292
0 .1
275,000  Philip Morris
International, Inc.,
3.600%,
11/15/2023 274,281
0.0
820,000  Philip Morris
International, Inc.,
4.875%,
11/15/2043 684,185
0 .1
1,930,000  Thermo Fisher
Scientific, Inc.,
1.215%,
10/18/2024 1,840,558
0 .2
155,000  UnitedHealth Group,
Inc., 3.500%,
08/15/2039 119,525
0.0
79,000  Zoetis, Inc., 4.700%,
02/01/2043 68,164
0.0
14,297,459
1 .4
Energy : 1 .2%
927,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 566,981
0 .1
612,000
(4)
Cameron LNG LLC,
3.701%,
01/15/2039 471,990
0.0
978,000  Chevron Corp.,
2.954%,
05/16/2026 925,259
0 .1
392,000  ConocoPhillips Co.,
4.150%,
11/15/2034 341,259
0.0
387,000  Enbridge, Inc.,
5.969%,
03/08/2026 385,230
0.0
570,000  Energy Transfer L.P.,
4.900%,
03/15/2035 502,123
0.0
723,000  Energy Transfer L.P.,
5.000%,
05/15/2050 568,059
0 .1
835,000  Energy Transfer L.P.,
5.300%,
04/01/2044 680,602
0 .1
833,000  Enterprise Products
Operating LLC,
4.250%,
02/15/2048 653,265
0 .1
564,000  Exxon Mobil Corp.,
2.709%,
03/06/2025 543,428
0 .1
1,128,000  Exxon Mobil Corp.,
3.043%,
03/01/2026 1,070,123
0 .1
902,000  Kinder Morgan, Inc.,
4.300%,
06/01/2025 879,147
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
700,000  Kinder Morgan, Inc.,
5.300%,
12/01/2034 $ 642,222
0 .1
973,000  MPLX L.P., 4.500%,
04/15/2038 789,125
0 .1
1,128,000  Shell International
Finance BV, 3.250%,
05/11/2025 1,090,084
0 .1
858,000  Spectra Energy
Partners L.P., 4.500%,
03/15/2045 652,711
0 .1
215,000  Texas Eastern
Transmission L.P.,
7.000%,
07/15/2032 230,526
0.0
507,000  Valero Energy Corp.,
4.000%,
06/01/2052 349,483
0.0
499,000  Williams Cos., Inc.,
5.400%,
03/02/2026 495,289
0.0
11,836,906
1 .2
Financial : 4 .7%
391,000  AerCap Ireland Capital
DAC / AerCap Global
Aviation Trust, 3.850%,
10/29/2041 277,760
0.0
1,870,000  Air Lease Corp.,
4.250%,
09/15/2024 1,837,316
0 .2
410,000  Allstate Corp., 3.280%,
12/15/2026 383,617
0.0
393,000  American Equity
Investment Life
Holding Co., 5.000%,
06/15/2027 369,535
0.0
2,380,000  American Express Co.,
3.375%,
05/03/2024 2,343,680
0 .2
543,000  American Express Co.,
3.625%,
12/05/2024 528,701
0 .1
831,000  American Tower Corp.,
1.600%,
04/15/2026 746,668
0 .1
440,000
(4)
Apollo Management
Holdings L.P., 4.000%,
05/30/2024 433,600
0.0
285,000
(4)
Athene Global
Funding, 2.750%,
06/25/2024 277,450
0.0
1,095,000
(4)
Aviation Capital
Group LLC, 4.875%,
10/01/2025 1,052,912
0 .1
834,000
(5)
Bank of America Corp.,
2.572%,
10/20/2032 641,266
0 .1
720,000  Bank of America
Corp., MTN, 3.248%,
10/21/2027 658,001
0 .1
725,000
(4)
BBVA Bancomer
SA/Texas, 4.375%,
04/10/2024 717,388
0 .1
1,281,000  BlackRock, Inc.,
4.750%,
05/25/2033 1,203,197
0 .1
1,760,000  Brighthouse Financial,
Inc., 3.850%,
12/22/2051 1,039,062
0 .1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
765,000  Brookfield Corp.,
4.000%,
01/15/2025 $ 744,227
0 .1
630,000
(5)
Citigroup, Inc.,
3.668%,
07/24/2028 578,222
0 .1
1,930,000  Citigroup, Inc.,
4.000%,
08/05/2024 1,893,247
0 .2
520,000  Citigroup, Inc.,
4.750%,
05/18/2046 407,505
0.0
260,000  Citigroup, Inc.,
5.300%,
05/06/2044 222,461
0.0
560,000  Citigroup, Inc.,
6.675%,
09/13/2043 557,654
0 .1
1,348,000  Crown Castle, Inc.,
2.500%,
07/15/2031 1,052,557
0 .1
60,000  Crown Castle, Inc.,
4.750%,
05/15/2047 46,722
0.0
1,013,000  CubeSmart L.P.,
2.500%,
02/15/2032 771,391
0 .1
2,088,000
(4)
Delaware Life Global
Funding 21-1,
2.662%,
06/29/2026 1,896,373
0 .2
2,275,000  EPR Properties,
4.750%,
12/15/2026 2,081,252
0 .2
587,000  Extra Space Storage
L.P., 3.500%,
07/01/2026 549,564
0 .1
346,000  Extra Space Storage
L.P., 5.700%,
04/01/2028 342,270
0.0
307,000
(5)
Goldman Sachs
Group, Inc., 2.908%,
07/21/2042 198,546
0.0
820,000  Goldman Sachs
Group, Inc., 4.250%,
10/21/2025 790,407
0 .1
755,000
(4)
Guardian Life Global
Funding, 2.900%,
05/06/2024 741,516
0 .1
1,790,000
(5)
HSBC Holdings PLC,
2.633%,
11/07/2025 1,715,804
0 .2
620,000
(4)
Jackson National
Life Global Funding,
3.250%,
01/30/2024 613,709
0 .1
550,000  JPMorgan Chase
& Co., 3.200%,
06/15/2026 517,359
0 .1
1,270,000
(5)
JPMorgan Chase
& Co., 3.509%,
01/23/2029 1,152,641
0 .1
1,270,000
(5)
JPMorgan Chase
& Co., 3.897%,
01/23/2049 922,330
0 .1
675,000
(5)
JPMorgan Chase
& Co., 4.260%,
02/22/2048 525,877
0 .1
1,210,000  Kimco Realty OP LLC,
3.200%,
04/01/2032 974,791
0 .1
443,000
(4)
KKR Group Finance
Co. III LLC, 5.125%,
06/01/2044 367,557
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,059,000
(4)
KKR Group Finance
Co. XII LLC, 4.850%,
05/17/2032 $ 962,620
0 .1
950,000
(4)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 597,663
0 .1
285,000  Markel Group, Inc.,
5.000%,
03/30/2043 226,512
0.0
525,000  Markel Group, Inc.,
5.000%,
05/20/2049 434,677
0.0
2,360,000
(4)
Mizuho Financial
Group Cayman 3 Ltd.,
4.600%,
03/27/2024 2,337,717
0 .2
1,040,000  Morgan Stanley,
GMTN, 4.000%,
07/23/2025 1,005,876
0 .1
159,000
(3)
Nasdaq, Inc., 5.950%,
08/15/2053 148,640
0.0
1,000,000
(4)
Nationwide Financial
Services, Inc., 5.300%,
11/18/2044 816,033
0 .1
1,166,000
(4)
Pacific Life Global
Funding II, 5.500%,
08/28/2026 1,160,524
0 .1
590,000  PartnerRe Finance
B LLC, 3.700%,
07/02/2029 523,544
0 .1
755,000  PNC Financial
Services Group, Inc.,
3.450%,
04/23/2029 662,972
0 .1
200,000  Regency Centers L.P.,
2.950%,
09/15/2029 170,424
0.0
300,000  Regency Centers L.P.,
4.650%,
03/15/2049 229,610
0.0
805,000
(4)
Societe Generale SA,
5.000%,
01/17/2024 800,230
0 .1
670,000  Synchrony Financial,
3.950%,
12/01/2027 589,391
0 .1
445,000  Travelers Cos., Inc.,
4.600%,
08/01/2043 381,510
0.0
585,000
(4)
UBS Group AG,
4.125%,
04/15/2026 556,458
0 .1
410,000
(3)
US Bancorp, MTN,
3.100%,
04/27/2026 381,178
0.0
965,000  Wells Fargo & Co.,
MTN, 3.550%,
09/29/2025 922,702
0 .1
470,000  Wells Fargo & Co.,
MTN, 4.100%,
06/03/2026 446,618
0.0
300,000  Wells Fargo & Co.,
MTN, 4.650%,
11/04/2044 233,618
0.0
315,000  Willis North America,
Inc., 3.600%,
05/15/2024 310,071
0.0
46,072,723
4 .7
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial : 1 .1%
970,000  Avnet, Inc., 4.625%,
04/15/2026 $ 933,179
0 .1
1,585,000  Boeing Co., 5.805%,
05/01/2050 1,436,597
0 .2
381,000  Canadian Pacific
Railway Co., 3.000%,
12/02/2041 296,975
0.0
295,000  FedEx Corp., 4.900%,
01/15/2034 275,550
0.0
1,398,000  Honeywell
International, Inc.,
4.500%,
01/15/2034 1,299,023
0 .1
1,295,000  Lockheed Martin Corp.,
3.550%,
01/15/2026 1,246,871
0 .1
500,000  Lockheed Martin Corp.,
4.150%,
06/15/2053 395,119
0 .1
459,000  Norfolk Southern
Corp., 3.400%,
11/01/2049 304,065
0.0
1,405,000  Norfolk Southern
Corp., 3.850%,
01/15/2024 1,396,681
0 .2
446,000  Norfolk Southern
Corp., 5.350%,
08/01/2054 407,893
0 .1
345,000  Raytheon Technologies
Corp., 4.450%,
11/16/2038 290,680
0.0
262,000  Rockwell Automation,
Inc., 1.750%,
08/15/2031 201,719
0.0
970,000  Union Pacific Corp.,
3.200%,
05/20/2041 699,698
0 .1
157,000  Union Pacific Corp.,
3.646%,
02/15/2024 155,710
0.0
375,000  Union Pacific Corp.,
3.839%,
03/20/2060 263,623
0.0
730,000  Union Pacific Corp.,
4.150%,
01/15/2045 558,810
0 .1
330,000  United Parcel
Service, Inc., 3.400%,
11/15/2046 231,047
0.0
10,393,240
1 .1
Technology : 1 .1%
435,000  Apple, Inc., 3.350%,
02/09/2027 411,558
0.0
1,030,000
(4)
Broadcom, Inc.,
3.469%,
04/15/2034 809,391
0 .1
1,056,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 1,060,297
0 .1
9,000  Dell International LLC
/ EMC Corp., 8.350%,
07/15/2046 10,530
0.0
1,630,000  Fiserv, Inc., 3.800%,
10/01/2023 1,630,000
0 .2
1,152,000  Marvell Technology,
Inc., 2.450%,
04/15/2028 995,873
0 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology: (continued)
170,000  Micron Technology,
Inc., 3.366%,
11/01/2041 $ 112,124
0.0
200,000  Micron Technology,
Inc., 4.663%,
02/15/2030 182,129
0.0
649,000  Microsoft Corp.,
3.500%,
02/12/2035 566,969
0 .1
795,000  NXP BV / NXP
Funding LLC, 5.350%,
03/01/2026 786,350
0 .1
985,000  Oracle Corp., 3.600%,
04/01/2040 712,109
0 .1
1,000,000  Salesforce, Inc.,
2.700%,
07/15/2041 677,883
0 .1
341,000  Take-Two Interactive
Software, Inc., 3.700%,
04/14/2027 319,466
0.0
285,000  Texas Instruments,
Inc., 2.625%,
05/15/2024 279,727
0.0
1,441,000  VMware, Inc., 1.000%,
08/15/2024 1,380,658
0 .1
502,000  Workday, Inc., 3.500%,
04/01/2027 468,593
0 .1
10,403,657
1 .1
Utilities : 0 .6%
262,000  Constellation Energy
Generation LLC,
6.500%,
10/01/2053 262,921
0.0
620,000
(4)
Electricite de
France SA, 4.875%,
01/22/2044 494,283
0.0
345,000  Georgia Power Co. B,
3.700%,
01/30/2050 242,490
0.0
989,000  National Rural Utilities
Cooperative Finance
Corp., 2.750%,
04/15/2032 787,827
0 .1
703,000  NextEra Energy
Capital Holdings, Inc.,
3.550%,
05/01/2027 655,174
0 .1
1,390,000  NextEra Energy
Capital Holdings, Inc.,
5.749%,
09/01/2025 1,386,550
0 .1
760,000  NiSource, Inc.,
4.375%,
05/15/2047 583,630
0 .1
605,000  Oglethorpe Power
Corp., 4.550%,
06/01/2044 446,989
0.0
667,000  Sempra, 3.800%,
02/01/2038 519,092
0 .1
529,000  Xcel Energy, Inc.,
0.500%,
10/15/2023 528,033
0 .1
Shares Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
274,000  Xcel Energy, Inc.,
3.500%,
12/01/2049 $ 179,211
0.0
6,086,200
0 .6
Total Corporate Bonds/
Notes
(Cost $139,898,841)
123,412,154
12 .5
EQUITY-LINKED NOTES : 1 .7%
Financial : 1 .7%
5,678,000
(6)
GS Finance Corp.
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 3 Common
Stocks), 0.500%,
04/11/2028 5,745,568
0 .6
5,900,000
(2)(6)
GS Finance Corp.
GS Finance Corp
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), 0.270%,
07/19/2029 5,523,580
0 .6
5,893,000
(2)(6)
GS Finance Corp.
GS Finance Corp
(Guarantor: The
Goldman Sachs
Group, Inc.)
Exchangeable Basket
(Basket of 5 Common
Stocks), 0.570%,
07/30/2029 5,468,704
0 .5
16,737,852
1 .7
Total Equity-Linked
Notes
(Cost $17,599,546)
16,737,852
1 .7
MUNICIPAL BONDS : 0 .1%
Georgia : 0 .1%
310,000  Municipal Electric
Authority of Georgia,
6.655%,
04/01/2057 330,479
0 .1
Total Municipal Bonds
(Cost $310,000)
330,479
0 .1
PREFERRED STOCK : 1 .0%
Preferred Stock : 0 .4%
75,900
AMG Capital Trust II
3,719,100
0 .4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Preferred Stocks : 0 .6%
140,612  El Paso Energy Capital
Trust I
$ 6,385,191
0 .6
Total Preferred Stock
(Cost $10,747,296)
10,104,291
1 .0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 0 .1%
Federal National Mortgage Association : 0 .1%
(7)
915,000
(7)
6.625
%,
11/15/2030 1,013,435
0 .1
Total U.S. Government
Agency Obligations
(Cost $987,199)
1,013,435
0 .1
U.S. TREASURY OBLIGATIONS : 9 .0%
United States Treasury Bonds : 1 .0%
2,904,900
3.625
%,
05/15/2053 2,405,847
0 .3
7,603,700
(3)
4.375
%,
08/15/2043 7,095,203
0 .7
425,000
(3)
4.500
%,
02/15/2036 424,187
0.0
9,925,237
1 .0
United States Treasury Notes : 8 .0%
911,900
3.875
%,
08/15/2033 861,745
0 .1
14,459,000
4.125
%,
08/31/2030 14,036,526
1 .4
18,839,200
4.375
%,
08/31/2028 18,653,752
1 .9
31,371,000
4.625
%,
09/15/2026 31,219,047
3 .2
13,849,000
(3)
5.000
%,
08/31/2025 13,821,951
1 .4
78,593,021
8 .0
Total U.S. Treasury
Obligations
(Cost $89,710,416)
88,518,258
9 .0
Total Long-Term
Investments
(Cost $907,668,269)
944,795,806
95 .9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5 .6%
U.S. Treasury Obligations : 0.0%
110,000
(2)
United States
Treasury Bill,
5.440
%,
04/18/2024 106,807
0.0
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2 .2%
3,054,194
(8)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $3,055,547,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$3,115,278, due
08/01/28-07/01/53)
$ 3,054,194
0 .3
4,107,939
(8)
Cantor Fitzgerald,
Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $4,109,735,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market Value
plus accrued interest
$4,190,098, due
05/01/25-03/15/65)
4,107,939
0 .4
5,128,703
(8)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $5,130,950,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$5,231,277, due
10/31/23-02/15/53)
5,128,703
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
4,214,401
(8)
Mirae Asset Securities
USA Inc., Repurchase
Agreement dated
09/29/2023, 5.370%,
due 10/02/2023
(Repurchase
Amount $4,216,261,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.449%, Market Value
plus accrued interest
$4,300,613, due
02/15/25-04/20/71)
$ 4,214,401
0 .4
220,864
(8)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $220,961,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market
Value plus accrued
interest $225,281, due
10/02/23)
220,864
0.0
5,252,763
(8)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
09/29/2023, 5.380%,
due 10/02/2023
(Repurchase
Amount $5,255,086,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.875%, Market Value
plus accrued interest
$5,357,820, due
07/15/25-02/15/51)
5,252,763
0 .6
Total Repurchase
Agreements
(Cost $21,978,864)
21,978,864
2 .2
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 3 .4%
33,183,987
(9)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $33,183,987) $ 33,183,987 3 .4
Total Short-Term
Investments
(Cost $55,269,851)
$ 55,269,658
5 .6
Total Investments in
Securities
(Cost $962,938,120) $ 1,000,065,464 101 .5
Liabilities in Excess
of Other Assets (15,065,275) (1.5)
Net Assets $ 985,000,189 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2023.
(3)
Security, or a portion of the security, is on loan.
(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(5)
Variable rate security. Rate shown is the rate in effect as of
September 30, 2023.
(6)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(9)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 54,223,741 $ — $ — $ 54,223,741
Consumer Discretionary 37,887,430 — — 37,887,430
Consumer Staples 31,415,191 7,113,747 — 38,528,938
Energy 60,758,663 6,129,478 — 66,888,141
Financials 119,962,725 — — 119,962,725
Health Care 88,455,229 14,295,333 — 102,750,562
Industrials 77,284,774 — — 77,284,774
Information Technology 65,307,278 — — 65,307,278
Materials 15,735,783 — — 15,735,783
Real Estate 15,837,947 — — 15,837,947
Utilities 16,370,080 — — 16,370,080
Total Common Stock 583,238,841 27,538,558 — 610,777,399
Convertible Bonds/Notes — 93,901,938 — 93,901,938
Corporate Bonds/Notes — 123,412,154 — 123,412,154
Equity-Linked Notes — — 16,737,852 16,737,852
Municipal Bonds — 330,479 — 330,479
Preferred Stock 6,385,191 3,719,100 — 10,104,291
U.S. Government Agency Obligations — 1,013,435 — 1,013,435
U.S. Treasury Obligations — 88,518,258 — 88,518,258
Short-Term Investments 33,183,987 22,085,671 — 55,269,658
Total Investments, at fair value $ 622,808,019 $ 360,519,593 $ 16,737,852 $ 1,000,065,464
Other Financial Instruments+
Forward Foreign Currency Contracts — 45,628 — 45,628
Futures 77,596 — — 77,596
Total Assets $ 622,885,615 $ 360,565,221 $ 16,737,852 $ 1,000,188,688
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (2) $ — $ (2)
Total Liabilities $ — $ (2) $ — $ (2)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

VY
®
Invesco
Equity and Income Portfolio
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the year ended September 30, 2023
Equity-Linked
Notes
*
Beginning balance at December 31, 2022 $ 11,282,544
Purchases 5,819,950
Sales —
Accrued discounts/(premiums) (13,404)
Total realized gain (loss) —
Net change in unrealized appreciation (depreciation)
**
(351,238)
Transfers into Level 3 —
Transfers out of Level 3 —
Ending balance at September 30, 2023
$ 16,737,852
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2023
**
$ (351,238)
* Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Portfolio does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
** Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2023 may be due to securities no longer held or categorized as Level 3 at period end.
At September 30, 2023, the following forward foreign currency contracts were outstanding for VY® Invesco Equity and
Income Portfolio:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 7,079,887 EUR 6,680,097 State Street Bank and Trust Co. 10/27/23 $ 10,177
USD 14,461,145 GBP 11,844,834 State Street Bank and Trust Co. 10/27/23 7,059
USD 499,003 CAD 671,212 State Street Bank and Trust Co. 10/27/23 4,659
USD 500,353 CAD 674,633 State Street Bank and Trust Co. 10/27/23 3,490
USD 505,386 CAD 682,221 State Street Bank and Trust Co. 10/27/23 2,934
USD 493,723 CAD 667,075 State Street Bank and Trust Co. 10/27/23 2,426
GBP 262,693 USD 318,554 State Street Bank and Trust Co. 10/27/23 2,007
USD 80,283 CAD 108,369 State Street Bank and Trust Co. 10/27/23 470
EUR 169,018 USD 178,685 State Street Bank and Trust Co. 10/27/23 191
GBP 167,308 USD 204,166 State Street Bank and Trust Co. 10/27/23 (2)
USD 1,449,358 CAD 1,951,330 The Bank of New York Mellon 10/27/23 12,215
$ 45,626
At September 30, 2023, the following futures contracts were outstanding for VY® Invesco Equity and Income Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Short Contracts:
U.S. Treasury Ultra 10-Year Note (28) 12/19/23 $ (3,123,750) $ 77,596
$ (3,123,750) $ 77,596
Currency Abbreviations:
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 95,167,980
Gross Unrealized Depreciation (58,040,636)
Net Unrealized Appreciation $ 37,127,344